Segmented Information	6 Months Ended
Jun. 30, 2018
Disclosure of geographical areas [abstract]
Segmented Information

12.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 6). The Company’s geographic segments are as follows:

	June 30, 2018	December 31, 2017
Equipment
Canada	15	19
Greenland	27	30
Total	42	49

	June 30, 2018	December 31,2017
Exploration and evaluation assets
Canada	1,908	1,817
Greenland	53,194	48,671
United States	8	6
Total	55,110	50,494